State Farm Municipal Bond Fund
STATE FARM MUNICIPAL BOND FUND <br/>(SFBDX)
Investment Objective:
The State Farm Associates’ Funds Trust Municipal Bond Fund (the “Fund” or the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.
What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees <br/> (fees paid directly from your investment)
Shareholder Fees	State Farm Municipal Bond Fund State Farm Municipal Bond Fund USD ($)
Maximum sales charge	none
Redemption fee	none
Exchange fee	none
Maximum account fee	none	[1]
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage<br/>of the value of your investment)
Annual Fund Operating Expenses	State Farm Municipal Bond Fund State Farm Municipal Bond Fund
Management fees	0.11%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.16%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	After 1 year	After 3 years	After 5 years	After 10 years
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund | USD ($)	16	52	90	205

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time State Farm Investment Management Corp. (the “Manager”), investment adviser to the Fund, may purchase issues with longer maturities. A majority of the Fund’s investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), meaning that up to 30% of the Fund’s total assets may be invested in medium and lower-quality bonds.

The Manager frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. The Manager may sell individual securities for several reasons including: fundamental deterioration of municipality prospects, liquidity needs or other portfolio management considerations, tax considerations, or better alternatives exist.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Credit Risk and Municipal Bond Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.
  Inflation Risk.    The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
An investment in the Fund may be appropriate for you if you are seeking to reduce taxes on your investment income. This is not an appropriate investment for a tax-deferred account like an IRA or 401(k) plan.
Investment Results
The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Municipal Bond Fund is available at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 1-800-447-0740.

The Fund’s best and worst quarters during the last 10 years were: Best quarter: 4.38%, during the third quarter of 2009. Worst quarter: -3.18%, during the fourth quarter of 2010.
The following table shows certain Average Annual Total Returns on an investment in the Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2018. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Average Annual Total Returns<br/>(For the periods ended December 31, 2018)
Average Annual Total Returns - State Farm Municipal Bond Fund	1 Year	5 Year	10 Year
State Farm Municipal Bond Fund	1.35%	3.03%	3.82%
State Farm Municipal Bond Fund | Return After Taxes on Distributions	1.34%	3.02%	3.81%
State Farm Municipal Bond Fund | Return After Taxes on Distribution & Sale of Fund Shares	2.00%	3.07%	3.79%
Barclays 7-year Municipal Bond Index (reflects no deduction for expenses or taxes)	1.66%	2.98%	4.01%